Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Supplement [Text Block]	abcfi_SupplementTextBlock

-AllianceBernstein Select US Equity Portfolio

-AllianceBernstein Select US Long/Short Portfolio

Supplement dated June 12, 2014 to the Summary Prospectuses and Prospectus dated November 1, 2013 of the AllianceBernstein Select US Equity Portfolio and AllianceBernstein Select US Long/Short Portfolio (together the “Prospectuses”).

Each of the Funds listed above is hereinafter referred to as a “Fund” or collectively, the “Funds”.

*        *        *         *        *

The information below is provided to correct certain inadvertently misstated numbers in the Prospectuses. The following tables replace the Examples tables in the Summary sections of the Funds’ Prospectuses.

AllianceBernstein Select US Equity Portfolio

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$581	$233	*	$132	$183	$158	$132
After 3 Years	$974	$783		$530	$805	$668	$656
After 5 Years	$1,412	$1,377		$987	$1,520	$1,257	$1,276
After 10 Years	$2,626	$2,988		$2,254	$3,419	$2,855	$2,950

*	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

AllianceBernstein Select US Long/Short Portfolio

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$652	$309	*	$208	$255	$231	$205
After 3 Years	$1,184	$969		$689	$877	$833	$767
After 5 Years	$1,898	$1,721		$1,325	$1,777	$1,787	$1,705
After 10 Years	$3,783	$3,700		$3,034	$4,082	$4,208	$4,108

*	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

*        *        *         *        *

AllianceBernstein Select US Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

-AllianceBernstein Select US Equity Portfolio

Supplement dated June 12, 2014 to the Summary Prospectuses and Prospectus dated November 1, 2013 of the AllianceBernstein Select US Equity Portfolio and AllianceBernstein Select US Long/Short Portfolio (together the “Prospectuses”).

Each of the Funds listed above is hereinafter referred to as a “Fund” or collectively, the “Funds”.

*        *        *         *        *

The information below is provided to correct certain inadvertently misstated numbers in the Prospectuses. The following tables replace the Examples tables in the Summary sections of the Funds’ Prospectuses.

AllianceBernstein Select US Equity Portfolio

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$581	$233	*	$132	$183	$158	$132
After 3 Years	$974	$783		$530	$805	$668	$656
After 5 Years	$1,412	$1,377		$987	$1,520	$1,257	$1,276
After 10 Years	$2,626	$2,988		$2,254	$3,419	$2,855	$2,950

*	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AllianceBernstein Select US Equity Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	$ 581
After 3 Years	rr_ExpenseExampleYear03	974
After 5 Years	rr_ExpenseExampleYear05	1,412
After 10 Years	rr_ExpenseExampleYear10	2,626
AllianceBernstein Select US Equity Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	233	[1]
After 3 Years	rr_ExpenseExampleYear03	783
After 5 Years	rr_ExpenseExampleYear05	1,377
After 10 Years	rr_ExpenseExampleYear10	2,988
AllianceBernstein Select US Equity Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	132
After 3 Years	rr_ExpenseExampleYear03	530
After 5 Years	rr_ExpenseExampleYear05	987
After 10 Years	rr_ExpenseExampleYear10	2,254
AllianceBernstein Select US Equity Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	183
After 3 Years	rr_ExpenseExampleYear03	805
After 5 Years	rr_ExpenseExampleYear05	1,520
After 10 Years	rr_ExpenseExampleYear10	3,419
AllianceBernstein Select US Equity Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	158
After 3 Years	rr_ExpenseExampleYear03	668
After 5 Years	rr_ExpenseExampleYear05	1,257
After 10 Years	rr_ExpenseExampleYear10	2,855
AllianceBernstein Select US Equity Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	132
After 3 Years	rr_ExpenseExampleYear03	656
After 5 Years	rr_ExpenseExampleYear05	1,276
After 10 Years	rr_ExpenseExampleYear10	2,950
AllianceBernstein Select US Long/Short Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

-AllianceBernstein Select US Long/Short Portfolio

Supplement dated June 12, 2014 to the Summary Prospectuses and Prospectus dated November 1, 2013 of the AllianceBernstein Select US Equity Portfolio and AllianceBernstein Select US Long/Short Portfolio (together the “Prospectuses”).

Each of the Funds listed above is hereinafter referred to as a “Fund” or collectively, the “Funds”.

*        *        *         *        *

The information below is provided to correct certain inadvertently misstated numbers in the Prospectuses. The following tables replace the Examples tables in the Summary sections of the Funds’ Prospectuses.

AllianceBernstein Select US Long/Short Portfolio

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$652	$309	*	$208	$255	$231	$205
After 3 Years	$1,184	$969		$689	$877	$833	$767
After 5 Years	$1,898	$1,721		$1,325	$1,777	$1,787	$1,705
After 10 Years	$3,783	$3,700		$3,034	$4,082	$4,208	$4,108

*	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

*        *        *         *        *

Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AllianceBernstein Select US Long/Short Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	652
After 3 Years	rr_ExpenseExampleYear03	1,184
After 5 Years	rr_ExpenseExampleYear05	1,898
After 10 Years	rr_ExpenseExampleYear10	3,783
AllianceBernstein Select US Long/Short Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	309	[1]
After 3 Years	rr_ExpenseExampleYear03	969
After 5 Years	rr_ExpenseExampleYear05	1,721
After 10 Years	rr_ExpenseExampleYear10	3,700
AllianceBernstein Select US Long/Short Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	208
After 3 Years	rr_ExpenseExampleYear03	689
After 5 Years	rr_ExpenseExampleYear05	1,325
After 10 Years	rr_ExpenseExampleYear10	3,034
AllianceBernstein Select US Long/Short Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	255
After 3 Years	rr_ExpenseExampleYear03	877
After 5 Years	rr_ExpenseExampleYear05	1,777
After 10 Years	rr_ExpenseExampleYear10	4,082
AllianceBernstein Select US Long/Short Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	231
After 3 Years	rr_ExpenseExampleYear03	833
After 5 Years	rr_ExpenseExampleYear05	1,787
After 10 Years	rr_ExpenseExampleYear10	4,208
AllianceBernstein Select US Long/Short Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	205
After 3 Years	rr_ExpenseExampleYear03	767
After 5 Years	rr_ExpenseExampleYear05	1,705
After 10 Years	rr_ExpenseExampleYear10	$ 4,108

[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.